GOODWILL AND INTANGIBLE ASSETS - Expected Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 813
2022	706
2023	596
2024	450
2025 and thereafter	1,730
Total	$ 4,295	$ 7,125